Schedule of Investments (unaudited)	iShares® S&P 100 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.8%
Boeing Co. (The)(a)	194,269	$26,560,457
General Dynamics Corp.	80,516	17,814,165
Lockheed Martin Corp.	82,732	35,571,451
Raytheon Technologies Corp.	519,717	49,950,001
		129,896,074
Air Freight & Logistics — 0.9%
FedEx Corp.	83,292	18,883,129
United Parcel Service Inc., Class B	256,551	46,830,820
		65,713,949
Automobiles — 3.1%
Ford Motor Co.	1,379,424	15,352,989
General Motors Co.(a)	509,312	16,175,749
Tesla Inc.(a)	293,136	197,403,645
		228,932,383
Banks — 4.0%
Bank of America Corp.	2,476,679	77,099,017
Citigroup Inc.	678,347	31,197,178
JPMorgan Chase & Co.	1,025,962	115,533,581
U.S. Bancorp	472,285	21,734,556
Wells Fargo & Co.	1,324,035	51,862,451
		297,426,783
Beverages — 2.3%
Coca-Cola Co. (The)	1,362,870	85,738,152
PepsiCo Inc.	482,996	80,496,113
		166,234,265
Biotechnology — 2.3%
AbbVie Inc.	617,281	94,542,758
Amgen Inc.	186,606	45,401,240
Gilead Sciences Inc.	438,153	27,082,237
		167,026,235
Capital Markets — 2.0%
Bank of New York Mellon Corp. (The)	259,604	10,828,083
BlackRock Inc.(b)	49,747	30,297,913
Charles Schwab Corp. (The)	526,826	33,284,867
Goldman Sachs Group Inc. (The)	119,972	35,634,083
Morgan Stanley	488,843	37,181,398
		147,226,344
Chemicals — 1.0%
Dow Inc.	254,339	13,126,436
DuPont de Nemours Inc.	177,283	9,853,389
Linde PLC	175,805	50,549,212
		73,529,037
Communications Equipment — 0.8%
Cisco Systems Inc.	1,451,122	61,875,842

Consumer Finance — 0.6%
American Express Co.	213,077	29,536,734
Capital One Financial Corp.	137,299	14,305,183
		43,841,917
Diversified Financial Services — 2.3%
Berkshire Hathaway Inc., Class B(a)	631,975	172,541,815

Diversified Telecommunication Services — 1.7%
AT&T Inc.	2,500,762	52,415,972
Verizon Communications Inc.	1,467,008	74,450,656
		126,866,628
Security	Shares	Value

Electric Utilities — 1.7%
Duke Energy Corp.	268,940	$28,833,057
Exelon Corp.	342,405	15,517,795
NextEra Energy Inc.	686,234	53,155,686
Southern Co. (The)	371,158	26,467,277
		123,973,815
Electrical Equipment — 0.2%
Emerson Electric Co.	207,657	16,517,038

Entertainment — 1.2%
Netflix Inc.(a)	155,192	27,138,425
Walt Disney Co. (The)(a)	636,275	60,064,360
		87,202,785
Equity Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.	162,326	41,488,902
Simon Property Group Inc.	114,830	10,899,664
		52,388,566
Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	154,826	74,205,005
Walgreens Boots Alliance Inc.	250,436	9,491,524
Walmart Inc.	490,413	59,624,413
		143,320,942
Food Products — 0.5%
Kraft Heinz Co. (The)	248,077	9,461,657
Mondelez International Inc., Class A	484,407	30,076,830
		39,538,487
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	611,635	66,454,143
Medtronic PLC.	468,623	42,058,914
		108,513,057
Health Care Providers & Services — 2.9%
CVS Health Corp.	458,071	42,444,859
UnitedHealth Group Inc.	327,719	168,326,310
		210,771,169
Hotels, Restaurants & Leisure — 1.6%
Booking Holdings Inc.(a)	14,191	24,819,917
McDonald's Corp.	258,336	63,777,992
Starbucks Corp.	401,487	30,669,592
		119,267,501
Household Products — 1.9%
Colgate-Palmolive Co.	292,712	23,457,940
Procter & Gamble Co. (The)	838,116	120,512,699
		143,970,639
Industrial Conglomerates — 1.2%
3M Co.	199,125	25,768,766
General Electric Co.	385,205	24,526,002
Honeywell International Inc.	237,791	41,330,454
		91,625,222
Insurance — 0.4%
American International Group Inc.	276,727	14,149,052
MetLife Inc.	241,457	15,161,085
		29,310,137
Interactive Media & Services — 7.7%
Alphabet Inc., Class A(a)	105,063	228,959,593
Alphabet Inc., Class C, NVS(a)	96,331	210,719,246
Meta Platforms Inc, Class A(a)	801,166	129,188,018
		568,866,857

Schedule of Investments (unaudited) (continued)	iShares® S&P 100 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail — 4.4%
Amazon.com Inc.(a)	3,056,521	$324,633,095

IT Services — 4.6%
Accenture PLC, Class A	221,258	61,432,284
International Business Machines Corp.	314,189	44,360,345
Mastercard Inc., Class A	299,876	94,604,881
PayPal Holdings Inc.(a)	404,099	28,222,274
Visa Inc., Class A	574,878	113,187,729
		341,807,513
Life Sciences Tools & Services — 1.8%
Danaher Corp.	226,043	57,306,421
Thermo Fisher Scientific Inc.	136,745	74,290,824
		131,597,245
Machinery — 0.5%
Caterpillar Inc.	186,316	33,305,848

Media — 1.1%
Charter Communications Inc., Class A(a)	40,458	18,955,787
Comcast Corp., Class A	1,561,647	61,279,028
		80,234,815
Multiline Retail — 0.3%
Target Corp.	161,530	22,812,882

Oil, Gas & Consumable Fuels — 3.6%
Chevron Corp.	686,343	99,368,740
ConocoPhillips	451,824	40,578,313
Exxon Mobil Corp.	1,471,341	126,005,643
		265,952,696
Pharmaceuticals — 6.7%
Bristol-Myers Squibb Co.	743,719	57,266,363
Eli Lilly & Co.	275,482	89,319,529
Johnson & Johnson	919,195	163,166,304
Merck & Co. Inc.	883,356	80,535,567
Pfizer Inc.	1,959,983	102,761,909
		493,049,672
Road & Rail — 0.6%
Union Pacific Corp.	219,380	46,789,366

Semiconductors & Semiconductor Equipment — 4.8%
Broadcom Inc.	142,619	69,285,736
Intel Corp.	1,428,359	53,434,910
Nvidia Corp.	874,696	132,595,167
Qualcomm Inc.	391,236	49,976,487
Texas Instruments Inc.	322,118	49,493,431
		354,785,731
Security	Shares	Value

Software — 11.2%
Adobe Inc.(a)	165,053	$60,419,301
Microsoft Corp.	2,612,554	670,982,244
Oracle Corp.	549,900	38,421,513
Salesforce Inc.(a)	347,056	57,278,122
		827,101,180
Specialty Retail — 1.9%
Home Depot Inc. (The)	360,972	99,003,790
Lowe's Companies Inc.	230,940	40,338,290
		139,342,080
Technology Hardware, Storage & Peripherals — 9.9%
Apple Inc.	5,371,074	734,333,237

Textiles, Apparel & Luxury Goods — 0.6%
Nike Inc., Class B	443,135	45,288,397

Tobacco — 1.1%
Altria Group Inc.	632,369	26,414,053
Philip Morris International Inc.	541,480	53,465,735
		79,879,788
Wireless Telecommunication Services — 0.4%
T-Mobile U.S. Inc.(a)	205,812	27,689,946

Total Long-Term Investments — 99.7%
(Cost: $6,808,307,854)		7,364,980,978

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(b)(c)	16,040,000	16,040,000

Total Short-Term Securities — 0.2%
(Cost: $16,040,000)		16,040,000

Total Investments in Securities — 99.9%
(Cost: $6,824,347,854)		7,381,020,978

Other Assets Less Liabilities — 0.1%		4,515,727

Net Assets — 100.0%		$7,385,536,705

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® S&P 100 ETF
June 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$9,415,762	$—	$(9,417,381	)(b)	$1,610	$9	$—	—	$27,045	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	16,943,000	—	(903,000	)(b)	—	—	16,040,000	16,040,000	29,326		—
BlackRock Inc.	37,188,333	2,564,449	(1,742,248)		515,368	(8,227,989)	30,297,913	49,747	242,682		—
					$516,978	$(8,227,980)	$46,337,913		$299,053		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	108	09/16/22	$20,463	$(849,681)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® S&P 100 ETF
June 30, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$7,364,980,978	$—	$—	$7,364,980,978
Money Market Funds	16,040,000	—	—	16,040,000
	$7,381,020,978	$—	$—	$7,381,020,978
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(849,681)	$—	$—	$(849,681)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares

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